THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND
JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.5%	Shares	Value
COMMUNICATION SERVICES — 12.3%
Alphabet, Cl A	263,989	$89,228,282
Alphabet, Cl C	127,939	43,311,190
Meta Platforms, Cl A	61,671	44,187,271
T-Mobile US	52,564	10,366,146
Walt Disney	130,076	14,672,573
		201,765,462
CONSUMER DISCRETIONARY — 11.4%
Amazon.com *	407,916	97,614,299
Flutter Entertainment PLC *	51,052	8,431,238
Home Depot	36,638	13,724,228
McDonald's	63,606	20,035,890
O'Reilly Automotive *	103,574	10,192,717
Tesla *	36,722	15,805,516
TJX	140,494	21,047,406
		186,851,294
CONSUMER STAPLES — 2.2%
Mondelez International, Cl A	305,790	17,879,541
Monster Beverage *	221,316	17,873,480
		35,753,021
ENERGY — 3.9%
Cheniere Energy	61,922	13,097,741
Expand Energy	176,470	19,836,993
Exxon Mobil	219,656	31,059,359
		63,994,093
FINANCIALS — 13.1%
Blackrock	14,721	16,471,916
Blackstone, Cl A	180,389	25,691,002
CME Group, Cl A	64,164	18,547,246
Fidelity National Information Services	197,485	10,911,046
Intercontinental Exchange	146,033	25,377,615
JPMorgan Chase	101,425	31,024,893
PNC Financial Services Group	76,262	17,029,304
Progressive	48,647	10,118,576
S&P Global	30,632	16,167,263
Visa, Cl A	137,698	44,315,347
		215,654,208

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND
JANUARY 31, 2026 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
HEALTH CARE — 11.9%
Abbott Laboratories	107,470	$11,746,471
AstraZeneca PLC ADR	368,231	34,160,790
Danaher	108,024	23,645,373
Dexcom *	241,330	17,626,743
Eli Lilly	14,742	15,289,665
IDEXX Laboratories *	17,384	11,655,277
IQVIA Holdings *	87,750	20,195,663
Stryker	35,209	13,011,838
Thermo Fisher Scientific	33,698	19,498,000
UnitedHealth Group	55,558	15,941,257
Zoetis, Cl A	102,311	12,770,459
		195,541,536
INDUSTRIALS — 6.1%
Automatic Data Processing	57,560	14,206,959
Eaton PLC	39,126	13,749,659
Otis Worldwide	178,252	15,226,286
RTX	162,813	32,714,016
Union Pacific	103,786	24,400,089
		100,297,009
INFORMATION TECHNOLOGY — 31.0%
Advanced Micro Devices *	37,858	8,962,124
Analog Devices	59,705	18,561,090
Apple	337,201	87,496,916
Arista Networks *	56,697	8,036,233
ASML Holding	19,013	27,055,499
Broadcom	109,955	36,428,091
Intuit	26,485	13,213,896
Microsoft	274,039	117,916,241
NVIDIA	666,981	127,480,079
QUALCOMM	101,037	15,316,199
Roper Technologies	31,212	11,586,831
Salesforce	63,600	13,501,644
TE Connectivity PLC	100,914	22,481,621
		508,036,464
MATERIALS — 2.6%
Linde PLC	53,098	24,264,193
Martin Marietta Materials	27,848	18,155,504
		42,419,697

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND
JANUARY 31, 2026 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
REAL ESTATE — 2.4%
American Tower, Cl A ‡	43,897	$7,869,854
CoStar Group *	100,808	6,199,692
Prologis ‡	133,525	17,433,024
VICI Properties, Cl A ‡	281,894	7,915,584
		39,418,154

UTILITIES — 1.6%
NextEra Energy	307,674	27,044,545

TOTAL COMMON STOCK
(Cost $713,175,033)		1,616,775,483

SHORT-TERM INVESTMENT — 1.5%
First American Government Obligations Fund, Cl X, 3.610% (A)	25,179,354	25,179,354

TOTAL SHORT-TERM INVESTMENT
(Cost $25,179,354)		25,179,354

TOTAL INVESTMENTS — 100.0%
(Cost $738,354,387)		$1,641,954,837

Percentages are based on Net Assets of $1,641,541,971.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.

‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2026.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-001-2600

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND
JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.9%	Shares	Value
COMMUNICATION SERVICES — 1.6%
Live Nation Entertainment *	60,284	$8,768,308
ROBLOX, Cl A *	35,103	2,308,373
		11,076,681
CONSUMER DISCRETIONARY — 20.9%
AutoZone *	4,556	16,876,745
Chipotle Mexican Grill, Cl A *	161,563	6,279,954
Deckers Outdoor *	59,535	7,104,907
Domino's Pizza	18,795	7,712,152
DraftKings, Cl A *	411,779	11,328,040
Marriott International, Cl A	55,784	17,588,695
Planet Fitness, Cl A *	84,789	7,719,191
Ross Stores	112,569	21,236,142
Royal Caribbean Cruises	69,725	22,636,221
Tractor Supply	226,470	11,522,794
Ulta Beauty *	13,768	8,912,852
Valvoline *	112,251	3,672,853
Wingstop	17,420	4,623,791
		147,214,337
CONSUMER STAPLES — 3.5%
Monster Beverage *	177,086	14,301,465
US Foods Holding *	126,371	10,567,143
		24,868,608
ENERGY — 3.1%
Cheniere Energy	70,162	14,840,666
Diamondback Energy	43,768	7,175,764
		22,016,430
FINANCIALS — 9.0%
Ameriprise Financial	42,995	22,666,534
Ares Management, Cl A	44,199	6,615,264
Arthur J Gallagher	31,432	7,838,198
Corpay *	34,684	10,912,627
MSCI, Cl A	9,818	5,981,322
Tradeweb Markets, Cl A	91,630	9,444,304
		63,458,249
HEALTH CARE — 14.5%
Alnylam Pharmaceuticals *	44,745	15,126,495
Cencora	59,728	21,455,492

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND
JANUARY 31, 2026 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
HEALTH CARE (continued)
Dexcom *	170,453	$12,449,887
GE HealthCare Technologies	59,170	4,672,655
HealthEquity *	74,637	6,394,152
IDEXX Laboratories *	18,430	12,356,578
Natera *	42,416	9,804,034
Revvity	68,243	7,424,838
Veeva Systems, Cl A *	62,861	12,818,615
		102,502,746
INDUSTRIALS — 25.2%
AMETEK	54,753	12,263,577
Axon Enterprise *	15,970	7,722,772
Cintas	36,153	6,919,323
Copart *	181,146	7,350,905
Curtiss-Wright	17,456	11,463,181
EMCOR Group	15,012	10,819,599
Howmet Aerospace	157,744	32,823,371
Hubbell, Cl B	25,064	12,229,728
IDEX	34,634	6,876,581
Oshkosh	39,594	5,694,409
Pentair PLC	43,554	4,589,285
Regal Rexnord	39,138	6,320,787
Saia *	16,061	5,378,347
TransUnion	87,838	6,940,959
Vertiv Holdings, Cl A	88,464	16,470,227
Waste Connections	62,360	10,451,536
WESCO International	26,466	7,660,054
Zurn Elkay Water Solutions	121,888	5,620,256
		177,594,897
INFORMATION TECHNOLOGY — 18.9%
Amphenol, Cl A	135,517	19,525,289
Cadence Design Systems *	25,387	7,523,691
Cloudflare, Cl A *	76,519	13,570,645
Datadog, Cl A *	129,725	16,776,037
Entegris	86,429	10,204,672
HubSpot *	21,625	6,055,000
Keysight Technologies *	37,471	8,106,101
Lattice Semiconductor *	51,346	4,134,380
Marvell Technology	72,998	5,761,002
Monday.com *	48,112	5,520,852
Monolithic Power Systems	14,645	16,463,177
Okta, Cl A *	38,136	3,221,729

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND
JANUARY 31, 2026 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
Procore Technologies *	65,349	$3,691,565
Roper Technologies	13,668	5,073,972
Zscaler *	38,051	7,610,581
		133,238,693

REAL ESTATE — 0.6%
CoStar Group *	62,155	3,822,533

UTILITIES — 1.6%
NRG Energy	75,006	11,448,166

TOTAL COMMON STOCK
(Cost $443,488,422)		697,241,340

SHORT-TERM INVESTMENT — 1.1%
First American Government Obligations Fund, Cl X, 3.610% (A)	7,974,585	7,974,585

TOTAL SHORT-TERM INVESTMENT
(Cost $7,974,585)		7,974,585

TOTAL INVESTMENTS — 100.0%
(Cost $451,463,007)		$705,215,925

Percentages are based on Net Assets of $705,225,920.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.

(A)	The rate reported is the 7-day effective yield as of January 31, 2026.

Cl — Class

PLC — Public Limited Company

ATF-QH-002-2500

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 59.0%	Shares	Value
COMMUNICATION SERVICES — 2.1%
Alphabet, Cl A	8,900	$3,008,200
Meta Platforms, Cl A	13,000	9,314,500
		12,322,700

CONSUMER DISCRETIONARY — 4.5%
Amazon.com *	41,100	9,835,230
Home Depot	17,300	6,480,407
McDonald's	12,200	3,843,000
Service Corp International	67,953	5,465,460
		25,624,097

CONSUMER STAPLES — 1.7%
Procter & Gamble	63,000	9,561,510

ENERGY — 2.9%
Cheniere Energy	28,829	6,097,910
Chevron	30,933	5,472,048
EQT	92,000	5,311,160
		16,881,118

FINANCIALS — 10.5%
Ares Capital	318,623	6,337,412
Ares Management, Cl A	36,400	5,447,988
Blue Owl Capital, Cl A	526,400	7,180,096
CME Group, Cl A	11,072	3,200,472
Fidelity National Information Services	64,500	3,563,625
HA Sustainable Infrastructure Capital	89,600	3,083,136
JPMorgan Chase	33,600	10,277,904
S&P Global	15,575	8,220,329
Visa, Cl A	40,400	13,001,932
		60,312,894

HEALTH CARE — 5.8%
Abbott Laboratories	63,720	6,964,596
Danaher	39,500	8,646,155
Johnson & Johnson	26,130	5,938,042
Novartis ADR	37,912	5,636,756
UnitedHealth Group	20,120	5,773,032
		32,958,581

INDUSTRIALS — 7.5%
Automatic Data Processing	18,084	4,463,493

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JANUARY 31, 2026 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS (continued)
IDEX	25,331	$5,029,470
Lockheed Martin	15,374	9,750,498
Republic Services, Cl A	42,800	9,205,852
Rollins	73,250	4,639,655
Union Pacific	42,000	9,874,200
		42,963,168

INFORMATION TECHNOLOGY — 16.9%
Apple	92,100	23,898,108
ASML Holding	5,500	7,826,500
Broadcom	65,500	21,700,150
Cisco Systems	39,559	3,098,261
Microsoft	67,300	28,958,517
NVIDIA	8,000	1,529,040
QUALCOMM	22,300	3,380,457
Taiwan Semiconductor Manufacturing ADR	20,300	6,710,368
		97,101,401

MATERIALS — 3.0%
Linde PLC	21,000	9,596,370
Martin Marietta Materials	5,450	3,553,127
Sherwin-Williams	10,631	3,770,178
		16,919,675

REAL ESTATE — 1.6%
Invitation Homes ‡	120,836	3,229,946
Prologis ‡	22,283	2,909,269
VICI Properties, Cl A ‡	107,859	3,028,681
		9,167,896

UTILITIES — 2.5%
Brookfield Infrastructure, Cl A	132,581	6,344,001
NextEra Energy	93,671	8,233,681
		14,577,682

TOTAL COMMON STOCK
(Cost $172,155,616)		338,390,722

CORPORATE OBLIGATIONS — 18.0%	Face Amount
COMMUNICATION SERVICES — 1.2%
T-Mobile USA
3.500%, 04/15/31	$5,000,000	4,775,688

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
COMMUNICATION SERVICES (continued)
Verizon Communications
2.355%, 03/15/32	$2,441,000	$2,152,020
		6,927,708

CONSUMER DISCRETIONARY — 2.9%
Ford Motor Credit
7.350%, 11/04/27	4,000,000	4,177,559
5.875%, 11/07/29	2,000,000	2,062,709
General Motors
6.800%, 10/01/27	3,500,000	3,638,311
Meritage Homes
3.875%, 04/15/29(A)	7,000,000	6,887,238
		16,765,817

CONSUMER STAPLES — 0.9%
JBS
5.500%, 01/15/36	5,000,000	5,074,650

ENERGY — 2.9%
Cheniere Energy Partners
4.500%, 10/01/29	5,000,000	5,019,206
DCP Midstream Operating
6.750%, 09/15/37(A)	1,500,000	1,630,384
Energy Transfer
5.550%, 05/15/34	2,952,000	3,038,268
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,622,618
ONEOK
6.625%, 09/01/53	5,000,000	5,261,580
		16,572,056

FINANCIALS — 6.4%
Ally Financial
2.200%, 11/02/28	6,000,000	5,688,801
Ares Capital
5.875%, 03/01/29	6,000,000	6,156,612
Bank of America
6.300%, TSFR3M + 4.815%(B)(C)	5,000,000	5,013,530
Citigroup
6.250%, TSFR3M + 4.779%(B)(C)	3,000,000	3,017,724
3.875%, H15T5Y + 3.417%(B)(C)	6,500,000	6,489,523
Goldman Sachs Group MTN
5.683%, TSFR3M + 2.012%, 10/28/27(B)	3,000,000	3,031,971

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JANUARY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
FINANCIALS (continued)
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/34(B)	$4,000,000	$4,104,021
OneMain Finance
3.500%, 01/15/27	3,000,000	2,962,594
		36,464,776

HEALTH CARE — 0.7%
AbbVie
4.250%, 11/21/49	3,500,000	2,882,756
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/29	1,000,000	1,009,641
		3,892,397

INDUSTRIALS — 1.3%
AerCap Ireland Capital DAC
3.000%, 10/29/28	2,000,000	1,940,181
Northrop Grumman
4.030%, 10/15/47	3,000,000	2,424,662
Quanta Services
2.900%, 10/01/30	3,750,000	3,515,235
		7,880,078

INFORMATION TECHNOLOGY — 0.4%
Broadcom
3.469%, 04/15/34	2,500,000	2,272,826

REAL ESTATE — 0.7%
VICI Properties
5.125%, 05/15/32	4,000,000	4,024,588

UTILITIES — 0.6%
Duke Energy
6.450%, H15T5Y + 2.588%, 09/01/54(B)	3,000,000	3,138,701

TOTAL CORPORATE OBLIGATIONS
(Cost $104,760,856)		103,013,597

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2026 (Unaudited)

U.S. TREASURY OBLIGATIONS — 12.4%	Face Amount	Value
U.S. Treasury Bonds
4.375%, 05/15/41	$15,000,000	$14,558,789
4.125%, 08/15/53	21,500,000	18,941,836
3.875%, 05/15/43	18,500,000	16,539,433
		50,040,058
U.S. Treasury Inflation Indexed Notes
0.500%, 01/15/28	4,993,238	4,951,943

U.S. Treasury Notes
4.000%, 07/31/29	16,000,000	16,175,000

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $71,410,289)		71,167,001

MORTGAGE-BACKED SECURITIES — 6.7%
AGENCY MORTGAGE-BACKED OBLIGATIONS — 6.7%
FHLMC
6.000%, 09/01/53	9,112,615	9,372,621
5.000%, 03/01/38	5,633,778	5,704,645
1.500%, 06/01/31	3,922,195	3,721,456
FNMA
6.000%, 01/01/53	3,418,428	3,519,215
6.000%, 07/01/53	5,709,616	5,914,948
4.500%, 07/01/52	10,022,115	9,886,424

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $37,647,707)		38,119,309

EXCHANGE-TRADED FUND — 2.0%	Shares
DOMESTIC FIXED INCOME — 2.0%
Invesco Senior Loan ETF	562,000	11,655,880

TOTAL EXCHANGE-TRADED FUND
(Cost $11,807,620)		11,655,880

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2026 (Unaudited)

PREFERRED STOCK — 0.4%	Shares	Value
FINANCIALS — 0.4%
Wells Fargo, 7.500% (C)	1,700	$2,097,732

TOTAL PREFERRED STOCK
(Cost $2,066,538)		2,097,732

SHORT-TERM INVESTMENT — 1.1%
First American Government Obligations Fund, Cl X, 3.610% (D)	6,407,687	6,407,687

TOTAL SHORT-TERM INVESTMENT
(Cost $6,407,687)		6,407,687

TOTAL INVESTMENTS — 99.6%
(Cost $406,256,313)		$570,851,928

WRITTEN OPTIONS — (0.1%)		Value
TOTAL WRITTEN OPTIONS — (0.1%)
(Premiums Received $400,019)		$(688,804)

A list of the exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

			Exercise	Expiration
Description	Contracts	Notional Amount	Price	Date	Value
WRITTEN OPTIONS — (0.1%)
Call Options
Amazon.com*	(411)	$(9,835,230)	$260	02/20/26	$(154,125)
Broadcom*	(163)	(5,400,190)	390	02/20/26	(19,560)
EQT*	(920)	(5,311,160)	60	02/20/26	(119,600)
Google*	(89)	(3,008,200)	370	02/20/26	(29,459)
Meta Platforms*	(130)	(9,314,500)	720	02/20/26	(244,400)
Microsoft*	(100)	(4,302,900)	520	02/20/26	(4,000)
NextEra Energy*	(468)	(4,113,720)	90	03/20/26	(91,260)
NVIDIA*	(80)	(1,529,040)	220	03/20/26	(26,400)
Total Written Options		$(42,814,940)			$(688,804)

Percentages are based on Net Assets of $573,301,651.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2026 was $8,517,622 which represents 1.5% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2026 (Unaudited)

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.
(D)	The rate reported is the 7-day effective yield as of January 31, 2026.

ADR — American Depositary Receipt

Cl — Class

DAC — Designated Activity Company

ETF — Exchange-Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

H15T5Y — U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year

MTN — Medium Term Note

PLC — Public Limited Company

SOFRRATE— Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month

ATF-QH-003-2500

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 96.3%	Shares	Value
COMMUNICATION SERVICES — 12.0%
Alphabet, Cl A	37,449	$12,657,762
Live Nation Entertainment *	20,870	3,035,542
Meta Platforms, Cl A	18,895	13,538,267
Netflix *	94,480	7,888,135
		37,119,706

CONSUMER DISCRETIONARY — 8.3%
Amazon.com *	77,303	18,498,608
MercadoLibre *	1,934	4,153,826
Valvoline *	99,904	3,268,859
		25,921,293

FINANCIALS — 7.7%
Mastercard, Cl A	17,387	9,367,942
S&P Global	18,867	9,957,814
StepStone Group, Cl A	62,415	4,412,116
		23,737,872

HEALTH CARE — 9.4%
Boston Scientific *	80,656	7,543,756
Eli Lilly	9,309	9,654,829
Intuitive Surgical *	23,278	11,737,233
		28,935,818

INDUSTRIALS — 29.2%
Axon Enterprise *	5,758	2,784,454
Boeing *	19,658	4,594,468
Cintas	34,408	6,585,347
GE Vernova	21,092	15,320,596
General Electric	54,449	16,704,409
Howmet Aerospace	95,961	19,967,565
Quanta Services	30,416	14,436,346
TransDigm Group	6,812	9,724,402
		90,117,587

INFORMATION TECHNOLOGY — 29.7%
Amphenol, Cl A	130,354	18,781,404
Broadcom	41,297	13,681,696
Cadence Design Systems *	14,625	4,334,265
Cloudflare, Cl A *	17,683	3,136,080
CyberArk Software *	7,958	3,428,545
Guidewire Software *	13,181	1,855,358

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JANUARY 31, 2026 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
Microchip Technology	83,899	$6,369,612
Microsoft	27,825	11,972,819
NVIDIA	43,838	8,378,757
Palo Alto Networks *	43,642	7,723,325
Shopify, Cl A *	52,716	6,917,921
Snowflake, Cl A *	26,679	5,141,043
		91,720,825
TOTAL COMMON STOCK
(Cost $170,265,436)		297,553,101

SHORT-TERM INVESTMENT — 2.6%
First American Government Obligations Fund, Cl X, 3.610% (A)	8,012,563	8,012,563

TOTAL SHORT-TERM INVESTMENT
(Cost $8,012,563)		8,012,563

TOTAL INVESTMENTS — 98.9%
(Cost $178,277,999)		$305,565,664

Percentages are based on Net Assets of $308,885,315.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
(A)	The rate reported is the 7-day effective yield as of January 31, 2026.

Cl — Class

ATF-QH-005-1600

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%	Shares	Value
CONSUMER DISCRETIONARY — 3.4%
Dick's Sporting Goods	28,791	$5,815,782
TJX	40,852	6,120,038
		11,935,820

ENERGY — 7.3%
Enterprise Products Partners	519,739	17,250,138
ONEOK	69,812	5,528,412
Targa Resources	15,710	3,157,396
		25,935,946

FINANCIALS — 19.4%
Blackstone, Cl A	60,613	8,632,503
Blue Owl Capital, Cl A	675,882	9,219,031
Brookfield	217,804	9,920,972
Charles Schwab	107,643	11,186,261
CME Group, Cl A	38,987	11,269,582
Goldman Sachs Group	6,320	5,911,791
JPMorgan Chase	44,133	13,499,843
		69,639,983

HEALTH CARE — 18.8%
Abbott Laboratories	114,694	12,536,054
AbbVie	47,051	10,492,844
AstraZeneca PLC ADR	122,653	11,378,519
Cardinal Health	32,916	7,072,990
Elevance Health	23,336	8,068,189
Eli Lilly	16,768	17,390,931
		66,939,527

INDUSTRIALS — 21.7%
Broadridge Financial Solutions	31,296	6,168,754
Carrier Global	54,124	3,224,708
L3Harris Technologies	51,176	17,545,692
Parker-Hannifin	13,878	12,987,587
Rollins	130,526	8,267,517
RTX	31,753	6,380,130
TransDigm Group	7,212	10,295,418
United Parcel Service, Cl B	49,145	5,220,182
Waste Management	18,036	4,008,321
Watsco	8,337	3,221,834
		77,320,143

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JANUARY 31, 2026 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INFORMATION TECHNOLOGY — 15.6%
Apple	49,976	$12,967,772
Broadcom	17,350	5,748,055
International Business Machines	28,684	8,797,383
Microchip Technology	101,074	7,673,538
Microsoft	41,254	17,751,184
Texas Instruments	12,980	2,797,839
		55,735,771
REAL ESTATE — 6.9%
American Tower, Cl A ‡	33,780	6,056,079
Equinix ‡	5,732	4,705,571
Iron Mountain ‡	52,016	4,792,234
Prologis ‡	40,445	5,280,499
VICI Properties, Cl A ‡	140,204	3,936,928
		24,771,311
UTILITIES — 5.7%
Brookfield Infrastructure Partners	102,967	3,722,257
Brookfield Renewable Partners	207,533	6,190,709
NextEra Energy	119,275	10,484,273
		20,397,239
TOTAL COMMON STOCK
(Cost $204,423,475)		352,675,740

SHORT-TERM INVESTMENT — 1.0%
First American Government Obligations Fund, Cl X, 3.610% (A)	3,450,135	3,450,135
TOTAL SHORT-TERM INVESTMENT
(Cost $3,450,135)		3,450,135
TOTAL INVESTMENTS — 99.8%
(Cost $207,873,610)		$356,125,875

Percentages are based on Net Assets of $356,751,112.

‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2026.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-006-1600

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.7%	Shares	Value
Australia — 4.2%
MATERIALS — 4.2%
BHP Group	702,371	$24,191,309
James Hardie Industries PLC *	609,248	13,882,877
		38,074,186
Brazil — 1.5%
CONSUMER DISCRETIONARY — 1.5%
MercadoLibre *	6,446	13,844,654

Canada — 2.9%
FINANCIALS — 2.0%
Brookfield	402,860	18,350,273

INDUSTRIALS — 0.9%
Canadian National Railway	82,765	7,963,648
		26,313,921
China — 5.4%
COMMUNICATION SERVICES — 3.0%
Tencent Holdings	354,000	27,209,080

CONSUMER DISCRETIONARY — 2.4%
Alibaba Group Holding	742,000	15,785,002
Alibaba Group Holding ADR	34,434	5,838,629
		21,623,631
		48,832,711
Denmark — 0.8%
HEALTH CARE — 0.8%
Novo Nordisk, Cl B	116,355	6,909,072

France — 4.3%
CONSUMER DISCRETIONARY — 1.0%
Hermes International SCA	3,962	9,532,601

INDUSTRIALS — 1.9%
Airbus	73,864	16,911,218

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JANUARY 31, 2026 (Unaudited)

COMMON STOCK (continued)	Shares	Value
France (continued)
MATERIALS — 1.4%
Air Liquide	66,839	$12,516,474
		38,960,293
Germany — 6.4%
INDUSTRIALS — 2.8%
Siemens	82,718	25,008,237
INFORMATION TECHNOLOGY — 1.8%
SAP	81,548	16,290,769
MATERIALS — 1.8%
Heidelberg Materials	57,794	15,828,139
		57,127,145
Hong Kong — 2.5%
FINANCIALS — 2.5%
AIA Group	1,965,000	22,671,153

India — 2.4%
FINANCIALS — 2.4%
HDFC Bank ADR	668,635	21,650,401

Ireland — 2.1%
CONSUMER STAPLES — 1.0%
Kerry Group PLC, Cl A	103,831	9,229,772
HEALTH CARE — 1.1%
ICON PLC *	54,782	9,874,456
		19,104,228
Israel — 1.9%
INFORMATION TECHNOLOGY — 1.9%
Check Point Software Technologies *	96,204	17,269,580

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JANUARY 31, 2026 (Unaudited)

COMMON STOCK (continued)	Shares	Value
Italy — 1.2%
CONSUMER DISCRETIONARY — 1.2%
Ferrari	31,213	$10,411,002

Japan — 13.2%
CONSUMER DISCRETIONARY — 3.5%
Sony Group	632,000	13,934,278
Suzuki Motor	1,268,000	17,289,272
		31,223,550
FINANCIALS — 4.3%
Mizuho Financial Group	588,000	25,529,749
Tokio Marine Holdings	360,000	13,418,118
		38,947,867
INDUSTRIALS — 5.4%
FANUC	536,000	21,522,865
Kawasaki Heavy Industries	328,000	27,380,206
		48,903,071
		119,074,488
Mexico — 1.6%
CONSUMER STAPLES — 1.6%
Fomento Economico Mexicano ADR	139,353	14,542,879

Netherlands — 3.7%
INFORMATION TECHNOLOGY — 3.7%
ASML Holding	23,258	33,349,893

Singapore — 3.3%
FINANCIALS — 3.3%
DBS Group Holdings	628,000	29,190,919

Spain — 3.6%
FINANCIALS — 3.6%
Banco Santander	2,498,801	31,904,964

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JANUARY 31, 2026 (Unaudited)

COMMON STOCK (continued)	Shares	Value
Sweden — 3.4%
INDUSTRIALS — 3.4%
Assa Abloy, Cl B	431,437	$17,444,694
Atlas Copco, Cl A	649,702	13,398,284
		30,842,978
Switzerland — 5.3%
FINANCIALS — 1.3%
Chubb	35,844	11,095,869

HEALTH CARE — 4.0%
Alcon	185,742	15,034,394
Novartis	141,942	21,059,909
		36,094,303
		47,190,172
Taiwan — 4.1%
INFORMATION TECHNOLOGY — 4.1%
Taiwan Semiconductor Manufacturing ADR	110,028	36,370,856

United Kingdom — 20.9%
CONSUMER DISCRETIONARY — 3.4%
Compass Group PLC	457,924	13,730,999
InterContinental Hotels Group PLC	128,184	17,317,696
		31,048,695
CONSUMER STAPLES — 1.2%
Diageo PLC	452,061	10,402,018

ENERGY — 2.6%
Shell PLC	606,933	23,330,118

FINANCIALS — 5.4%
Lloyds Banking Group PLC	20,204,587	30,169,476
London Stock Exchange Group PLC	162,436	18,118,385
		48,287,861
HEALTH CARE — 3.3%
AstraZeneca PLC	110,372	20,563,780
Haleon PLC	1,719,825	8,994,484
		29,558,264

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JANUARY 31, 2026 (Unaudited)

COMMON STOCK (continued)	Shares	Value
United Kingdom (continued)
INDUSTRIALS — 5.0%
BAE Systems PLC	890,995	$24,187,698
Experian PLC	353,649	13,394,312
RELX	206,525	7,321,700
		44,903,710
		187,530,666
TOTAL COMMON STOCK
(Cost $581,116,664)		851,166,161
SHORT-TERM INVESTMENT — 5.2%
First American Government Obligations Fund, Cl X, 3.610% (A)	46,596,180	46,596,180

TOTAL SHORT-TERM INVESTMENT
(Cost $46,596,180)		46,596,180

TOTAL INVESTMENTS — 99.9%
(Cost $627,712,844)		$897,762,341

Percentages are based on Net Assets of $899,098,873.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2026.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-007-1500